Stockholders' Equity / (Deficit) - Schedule of RSU activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock [Member]
Stockholders' Equity / (Deficit) - Schedule of RSU activity (Details) [Line Items]
Restricted Stock Units, Vested and Outstanding, Beginning Balance	116,944	105,727
Restricted Stock Units, Granted	234,525	14,015
Restricted Stock Units, Forfeited/Canceled/Expired	(105,880)	(2,798)
Weighted Average Exercise Price Per Share, Forfeited/Canceled/Expired	105,880	2,798
Restricted Stock Units, Vested and Outstanding	245,589
Weighted Average Exercise Price Per Share, Vested and Outstanding	245,589
Restricted Stock Units, Vested and Outstanding, Ending Balance		116,944
Weighted Average Exercise Price Per Share [Member]
Stockholders' Equity / (Deficit) - Schedule of RSU activity (Details) [Line Items]
Weighted Average Exercise Price Per Share, Vested and Outstanding, Beginning Balance (in Dollars per share)		$ 157.89
Weighted Average Exercise Price Per Share, Granted (in Dollars per share)	$ 4	$ 157.89
Restricted Stock Units, Forfeited/Canceled/Expired	(157.89)	(157.89)
Weighted Average Exercise Price Per Share, Forfeited/Canceled/Expired	157.89	157.89
Restricted Stock Units, Vested and Outstanding	10.93
Weighted Average Exercise Price Per Share, Vested and Outstanding	10.93
Weighted Average Exercise Price Per Share, Vested and Outstanding, Ending Balance (in Dollars per share)		$ 157.89